SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 23,776	$ 22,399
Cash flows	6,736	(102)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(1,341)	739
Foreign currency translation	(397)	210
Fair value	(31)	(49)
Other changes	333	579
Balance at end of year	$ 29,076	$ 23,776